Loans and advances to customers - Summary of loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	€ 650,876	€ 630,396
Loan loss provisions	(6,101)	(5,368)
Loans and advances to customers	644,893	625,122
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Loan loss provisions	(5,984)	(5,274)
Loans to, or guaranteed by, public authorities
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	12,677	10,824
Mortgages
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	322,850	311,427
Personal lending
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	36,180	38,063
Corporate loans
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	279,169	270,082
Netherlands
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	184,766	184,232
Loans and advances to customers	183,772	183,113
Netherlands | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Loan loss provisions	(993)	(1,119)
Netherlands | Loans to, or guaranteed by, public authorities
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	837	1,153
Netherlands | Mortgages
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	110,017	108,466
Netherlands | Personal lending
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	5,835	6,551
Netherlands | Corporate loans
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	68,077	68,062
Rest of the world
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	466,111	446,164
Loans and advances to customers	461,120	442,009
Rest of the world | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Loan loss provisions	(4,990)	(4,156)
Rest of the world | Loans to, or guaranteed by, public authorities
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	11,840	9,672
Rest of the world | Mortgages
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	212,833	202,961
Rest of the world | Personal lending
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	30,345	31,511
Rest of the world | Corporate loans
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	€ 211,092	€ 202,020